Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Income Taxes

Note 16 — Income taxes

For the three months ended March 31, 2023, the Company recognized income tax benefit of $2,021,265, from which $821,811 is in connection with continuing operations for the post transaction two-day period ended March 31, 2023. At the end of each interim period, the Company estimates the effective tax rate expected to be applicable for the full fiscal year and this rate is applied to the results for the year-to-date period, and then adjusted for any discrete period items. The Company’s estimated annual effective tax rate for the three months ended March 31, 2023 is 25.3%. This differs from the federal statutory rate of 21% primarily due to state income tax expense and non-deductible expenses. The company has determined that changes in fair value of derivative liabilities, as well as offsetting tax adjustments, will be treated as discrete items in the period incurred.

Great Southern Homes, Inc., a consolidated subsidiary of the Company, had a change in tax status from an S Corporation to a C Corporation during the current period. In connection with its change in status to a taxable entity, it recorded an income tax benefit of $1,199,454 in order to establish various deferred tax assets, primarily attributable to timing differences in revenue recognition. This benefit is treated as a discrete item. Only income recognized during the period in which Great Southern Homes, Inc. was a taxable entity is included in the calculation of the consolidated estimated annual effective tax rate for the three months ended March 31, 2023.

DiamondHead Holdings Corp.
Statement [Line Items]
Income Taxes

Note 11 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible.

The income tax provision consists of the following for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Current
Federal	$983,430	$—
State	—	—
Deferred
Federal	(74,706)	(254,139)
State	—	—
Valuation allowance	74,706	254,139
Income tax provision	$983,430	$—

The Company’s net deferred tax assets were as follows as of December 31, 2022 and 2021:

	As of December 31, 2022	As of December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$328,845	$216,490
Net operating loss carryforwards	—	37,649
Total deferred tax assets	328,845	254,139
Valuation allowance	(328,845)	(254,139)
Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ending December 31, 2022 and 2021, the change in valuation allowance was $74,706 and $254,139, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Statutory state rate, net of federal benefit	0.0%	—%
Financing costs	—	3.5%
Change in fair value of derivative warrant liabilities	(18.9)%	(33.9)%
Merger costs	9.9%	0.0%
Transaction costs allocated to derivative warrant liabilities	0.0%	0.0%
Loss upon issuance of private placement warrants	(0.7)%	0.0%
Change in valuation allowance	0.9%	9.4%
Income tax rate	12.2%	0.0%